COMMON SHARES	12 Months Ended
Feb. 28, 2014
COMMON SHARES
COMMON SHARES

14.                               COMMON SHARES

The Company presently has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights. In respect of matters requiring shareholders’ vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes.  Each Class B common share is convertible into one Class A common share at any time by the holder thereof. Class A common shares are not convertible into Class B common shares under any circumstances.

In January 2008, the Company issued 1,000 Class B common shares at par value of $0.001.

In January 2009, the Company issued 119,999,000 Class B additional common shares proportionally to the existing founding shareholders at par value. This issuance is considered as an issuance with nominal consideration and has been therefore treated in a manner akin to a stock split and the computations of basic and diluted net income per share were adjusted retroactively for all periods presented. The Class B common shares subscription receivable was fully paid by the founding shareholders in June 2010.

In October 2010, the Company issued 13,800,000 American Depository Shares (representing 27,600,000 Class A common shares in the IPO). The net proceeds from IPO are $127.0 million.  At the same time, 5,000,000 Series A convertible redeemable preferred shares were automatically converted into 5,000,000 Class B common shares.

During the year ended February 29, 2012, 2,358,044 of non-vested shares granted to employees were vested and converted into 1,179,022 American Depository Shares (ADS) (representing 2,358,044 Class A common shares).

During the year ended February 29, 2012, 15,319,000 Class B common shares were converted into 15,319,000 Class A common shares.

During the year ended February 28, 2013, 21,875,000 Class B common shares were converted into 21,875,000 Class A common shares and 577,938 Class A common shares were cancelled upon the completion of the share repurchase.

During the year ended February 28, 2013, 1,740,044 of non-vested shares granted to employees were vested and converted into 870,022 American Depository Shares (ADS) (representing 1,740,044 Class A common shares).

During the year ended February 28, 2014, 8,275,000 Class B common shares were converted into 8,275,000 Class A common shares.

During the year ended February 28, 2014, 1,614,996 of non-vested shares granted to employees were vested and converted into 807,498 American Depository Shares (ADS) (representing 1,614,996 Class A common shares).